STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Class A Common Stock
Number of units issued	50,000,000
Offering costs as a reduction of equity		$ 9,988,271
Over-allotment option | Class B Common Stock
Common stock, shares forfeited (in shares)	1,875,000